Right-Of-Use Asset/Lease Liability (Details) - Schedule of Maturity Profile of the Lease Liability - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Right-Of-Use Asset/Lease Liability (Details) - Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate		3.88%
Maturity year	$ 275,000	$ 110,000
Weighted average [member] | Bottom of range [member]
Right-Of-Use Asset/Lease Liability (Details) - Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate	3.88%
Weighted average [member] | Top of range [member]
Right-Of-Use Asset/Lease Liability (Details) - Schedule of Maturity Profile of the Lease Liability [Line Items]
Weighted average incremental borrowing rate	5.02%
Not later than one year [member]
Right-Of-Use Asset/Lease Liability (Details) - Schedule of Maturity Profile of the Lease Liability [Line Items]
Maturity year	$ 132,000	110,000
Later than four years and not later than five years [member]
Right-Of-Use Asset/Lease Liability (Details) - Schedule of Maturity Profile of the Lease Liability [Line Items]
Maturity year	$ 143,000